Other Payables (Details) - Schedule of Other Payables	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Other Payables [Abstract]
Rental deposit received – current	$ 1,559,190		$ 1,470,450
Rental deposit received – non-current	996,069		1,433,190
Accrued expenses	518,257		339,300
Listing expenses	540,000		540,000
Others	16,000		15,874
Sub total	3,629,516		3,798,814
Other payables – current	2,633,447		2,365,624
Other payables – non-current	996,069	$ 127,223	1,433,190
Total	$ 3,629,516		$ 3,798,814